UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7149

Legg Mason Partners Oregon Municipals Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS OREGON MUNICIPALS FUND

FORM N-Q

JANUARY 31, 2007

Legg Mason Partners Oregon Municipals Fund

Schedule of Investments (unaudited)

January 31, 2007

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 94.3%
Education — 6.6%
$600,000	BBB+	Multnomah County, Educational Facilities Revenue, University Portland Project, 6.000% due 4/1/25	$632,658
		Oregon State Facilities Authority Revenue:
500,000	Baa1(a)	Linfield College Project, Series A, 5.000% due 10/1/25	518,095
1,210,000	AAA	Senior College in Student Housing Project A, XLCA-Insured, 5.250% due 7/1/25	1,298,258
1,240,000	AAA	Willamette University Project, Series A, FGIC-Insured, 5.000% due 10/1/34	1,305,137
500,000	A	University of the Virgin Islands, Refunding & Improvement, Bonds, Series A, ACA-Insured, 6.250% due 12/1/29	539,210
		Total Education	4,293,358
Escrowed to Maturity (b) — 1.4%
100,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09	107,018
		Umatilla County Hospital Facility Authority Revenue, Catholic Health Initiatives, Series A:
465,000	AA	5.750% due 12/1/20	497,424
285,000	AA	5.500% due 3/1/22	305,928
		Total Escrowed to Maturity	910,370
Finance — 0.8%
500,000	A	Virgin Islands Public Finance Authority Revenue, Series A, Senior Lien, ACA/CBI-Insured, 5.500% due 10/1/18	515,575
General Obligation — 12.5%
500,000	AAA	Jefferson County GO, School District No 509J, FGIC-School Board Guaranty, 5.250% due 6/15/16	535,845
2,000,000	Aaa(a)	Lane County GO, Eugene School District No 4J, FSA-Insured, 5.000% due 7/1/17	2,097,280
500,000	NR	Northern Mariana Islands Commonwealth GO, Series A, 7.375% due 6/1/30	533,050
		Oregon State GO:
1,250,000	AA-	Series 87B, 4.700% due 12/1/41	1,220,600
2,380,000	AA-	State Board of Higher Education, Series B, 5.000% due 8/1/31	2,533,486
210,000	AA-	Veterans Welfare, Series 80A, 5.700% due 10/1/32	212,438
1,000,000	Aaa(a)	Rogue Community College District Oregon GO, Refunding, MBIA-School Board Guaranty, 5.000% due 6/15/25	1,058,030
		Total General Obligation	8,190,729
Hospitals — 17.0%
500,000	AA	Clackamas County, Hospital Facilities Authority Revenue, Gross-Willamette Falls Hospital Project, Radian-Insured, 5.500% due 4/1/22	532,205
		Clackamas County, OR, Hospital Facilities Authority Revenue:
		Legacy Health System:
500,000	AA-	5.750% due 5/1/16	538,605
1,000,000	AA-	5.250% due 5/1/21	1,048,700
1,000,000	Baa3(a)	Williamette Falls Hospital Project, 6.000% due 4/1/19	1,033,040
1,000,000	AA	Hillsboro Hospital Facility Authority Revenue, Tuality Healthcare Project, Radian-Insured, 5.375% due 10/1/31	1,053,050
375,000	BBB	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	406,853
500,000	AA	Multnomah County Hospital Facility Authority Revenue, Providence Health Systems, 5.250% due 10/1/24	532,020
1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Series A, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,003,110

See Notes to Schedule of Investments.
1

Legg Mason Partners Oregon Municipals Fund

Schedule of Investments (unaudited)(continued)

January 31, 2007

Face Amount	Rating‡	Security	Value
Hospitals — 17.0% (continued)
$3,000,000	A+	Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series A, 5.000% due 8/15/36	$3,115,140
		Umatilla County Hospital Facility Authority Revenue, Catholic Health Initiatives, Series A:
535,000	AA	5.750% due 12/1/20	573,868
215,000	AA	5.500% due 3/1/22	231,301
1,000,000	AA	5.000% due 5/1/22	1,054,540
		Total Hospitals	11,122,432
Housing: Multi-Family — 3.1%
260,000	Aa2(a)	MFH Revenue Bond Pass-Through Certificates Beneficial Ownership, Pacific Tower Apartments, Series 6, 6.050% due 11/1/34 (c)	271,806
500,000	Aaa(a)	Portland Housing Authority, Multi-Family Revenue, Cherry Blossom Apartments, Series A, GNMA-Collateralized, 6.100% due 12/20/26 (c)	517,425
		Washington County Housing Authority, Multi-Family Revenue:
1,000,000	NR	Affordable Housing Pool, Series A, 6.125% due 7/1/29	1,038,230
220,000	AAA	Terrace View Project, FNMA-Collateralized, 5.500% due 12/1/17 (c)	225,463
		Total Housing: Multi-Family	2,052,924
Housing: Single-Family — 0.6%
255,000	Aa2(a)	Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, Series F, 5.550% due 7/1/30	260,633
110,000	NR	Virgin Islands HFA, Single-Family Revenue, GNMA Mortgage-Backed Securities Program, Series A, GNMA-Collateralized, 6.450% due 3/1/16 (c)	110,074
		Total Housing: Single-Family	370,707
Life Care Systems — 1.7%
1,000,000	NR	Yamhill County Hospital Authority, Friendsview Retirement Community, 7.000% due 12/1/34	1,080,930
Miscellaneous — 1.3%
300,000	NR	Lebanon Urban Renewal Agency, 5.500% due 6/1/14	310,677
500,000	AAA	Oregon State Department of Administrative Services Lottery Revenue, Series B, FSA-Insured, 5.000% due 4/1/19	527,320
		Total Miscellaneous	837,997
Pre-Refunded (d) — 28.0%
		Clackamas County GO:
500,000	AA-	Canby School District No 86, School Board Guaranty, Call 6/15/10 @ 100, 5.250% due 6/15/20	522,650
500,000	Aaa(a)	Lake Oswego School District No 7J, MBIA-Insured, Call 6/1/11 @ 100, 5.000% due 6/1/26	524,495
2,000,000	AAA(e)	Clackamas County, Hospital Facilities Authority Revenue, Mary’s Woods at Marylhurst Inc., Senior Living Facilities, Series A, Call 5/15/09 @ 102, 6.625% due 5/15/29	2,158,280
300,000	Aaa(a)	Deschutes County GO, Administrative School District No 1, Series A, FSA-School Board Guaranty, Call 6/15/11 @ 100, 5.500% due 6/15/18	320,802
500,000	AAA	Eugene Water Revenue, Utilities Systems, FSA-Insured, Call 8/1/10 @ 100, 5.875% due 8/1/30	534,445
850,000	AA	Forest Grove, Campus Improvement & Refunding Revenue, Pacific University, Radian-Insured, Call 5/1/10 @ 100, 6.300% due 5/1/25	915,467
500,000	AAA	Jackson County GO, Central Point School District No 6, FGIC-School Board Guaranty, Call 6/15/10 @ 100, 5.250% due 6/15/20	523,455
1,000,000	AAA	Klamath Falls Wastewater Revenue, AMBAC-Insured, Call 6/1/10 @ 100, 5.500% due 6/1/25	1,054,130
625,000	BBB	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Merle West Medical Center, Call 9/1/12 @ 101, 6.250% due 9/1/31	703,944

See Notes to Schedule of Investments.
2

Legg Mason Partners Oregon Municipals Fund

Schedule of Investments (unaudited)(continued)

January 31, 2007

Face Amount	Rating‡	Security	Value
Pre-Refunded (d) — 28.0% (continued)
$500,000	AA-	Multnomah County GO, Reynolds School District No 7, School Board Guaranty, Call 6/15/11 @ 100, 5.125% due 6/15/20	$527,195
500,000	Aaa(a)	Multnomah-Clackamas County GO, Centennial School District No 28-302, FGIC-School Board Guaranty, Call 6/15/11 @ 100, 5.000% due 6/15/21	524,700
500,000	AAA	Oregon State Department of Administrative Services, COP, Series A, AMBAC-Insured, Call 5/1/10 @ 101, 6.250% due 5/1/17	541,390
		Oregon State Department of Transportation Highway User Tax Revenue:
500,000	AAA	Call 11/15/10 @ 100, 5.375% due 11/15/20	528,340
1,000,000	AAA	FGIC-School Board Guaranty, Call 11/15/12 @ 100, 5.500% due 11/15/18	1,089,010
1,000,000	AAA	Series A, Call 11/15/12 @ 100, 5.500% due 11/15/20	1,089,010
		Oregon State Health, Housing, Educational & Cultural Facilities Authority, Series A:
1,000,000	Baa1(a)	Linfield College Project, Call 10/1/10 @ 101, 6.625% due 10/1/20	1,102,420
		Western St. Chiropractic, ACA-Insured, Call 12/1/09 @ 102:
785,000	A	6.350% due 12/1/20	853,044
545,000	A	6.350% due 12/1/25	592,241
295,000	AAA	Puerto Rico Housing, Bank & Finance Agency, Single-Family Mortgage Revenue, Affordable Housing Mortgage, Portfolio I, GNMA/FNMA/FHLMC-Collateralized, Call 4/1/07 @ 100, 6.250% due 4/1/29 (c)	296,150
500,000	AAA	Tillamook County GO, School District No 9, FSA-School Board Guaranty, Call 6/15/12 @ 100, 5.250% due 6/15/22	535,595
500,000	AAA	Tri-County Metropolitan Transportation District Revenue, Series A, Call 8/1/10 @ 100, 5.375% due 8/1/20	525,505
1,000,000	BBB+	Virgin Islands Public Finance Authority Revenue, Series A, Gross Receipts Taxes Loan Notes, Call 10/1/10 @ 101, 6.500% due 10/1/24	1,099,990
500,000	Aaa(a)	Washington County GO, Forest Grove School District No. 15, FSA-School Board Guaranty, Call 6/15/11 @ 100, 5.000% due 6/15/21	524,700
1,135,000	Aaa(a)	Washington, Multnomah & Yamill County GO, School District No 1J, MBIA-Insured, Call 6/1/11 @ 100, 5.125% due 6/1/17	1,193,895
		Total Pre-Refunded	18,280,853
Public Facilities — 4.0%
500,000	AAA	Oregon State Bond Bank Revenue, Economic & Community Development Department, Series B, MBIA-Insured, 5.500% due 1/1/26	523,920
		Oregon State Department of Administrative Services, Series A:
1,000,000	AAA	5.000% due 5/1/30	1,053,740
1,000,000	AAA	FGIC-Insured, 5.000% due 11/1/32	1,058,420
		Total Public Facilities	2,636,080
Solid Waste — 3.2%
1,975,000	NR	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (c)	2,112,282
Tax Allocation — 1.7%
1,000,000	Aaa(a)	Portland, OR, Urban Renewal & Redevelopment, Series A, AMBAC-Insured, 5.000% due 6/15/18	1,074,970
Transportation — 4.0%
1,000,000	AAA	Port of Portland Airport Revenue, Portland International Airport, Series B, AMBAC-Insured, 5.500% due 7/1/18 (c)	1,038,920
500,000	CCC+	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., Series A, 6.250% due 6/1/26 (c)	507,515
1,000,000	AAA	Tri City Metropolitan Transportation District Oregon Revenue, Refunding Ltd. Tax Pledge, Series A, FSA-Insured, 5.000% due 9/1/18	1,065,960
		Total Transportation	2,612,395

See Notes to Schedule of Investments.
3

Legg Mason Partners Oregon Municipals Fund

Schedule of Investments (unaudited)(continued)

January 31, 2007

Face Amount	Rating‡	Security	Value
Water and Sewer — 8.4%
		Lane County, OR, Metropolitan Wastewater Management Commission Revenue, FGIC-Insured:
$275,000	AAA	5.000% due 11/1/24	$293,551
1,940,000	AAA	5.000% due 11/1/25	2,067,671
150,000	Aa1(a)	Port of Umatilla, OR, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (c)	151,904
3,000,000	Aaa(a)	Portland, OR, Water System Revenue, Second Lien, Series A, MBIA-Insured, 4.500% due 10/1/31	2,999,850
		Total Water and Sewer	5,512,976
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $58,885,384)	61,604,578
SHORT-TERM INVESTMENTS (f) — 2.9%
Education — 0.1%
100,000	VMIG1(a)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, LOC-U.S. Bank, 3.650%, 2/1/07	100,000
General Obligation — 2.0%
		Oregon State GO:
1,100,000	A-1+	Series 73E, SPA-Morgan Guaranty Trust & JPMorgan Chase, 3.470%, 2/7/07	1,100,000
200,000	A-1+	Series 73F, SPA-Bayerische Landesbank, 3.470%, 2/7/07	200,000
		Total General Obligation	1,300,000
Hospital — 0.8%
500,000	VMIG1(a)	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank, 3.730%, 2/1/07	500,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,900,000)	1,900,000
		TOTAL INVESTMENTS — 97.2% (Cost — $60,785,384#)	63,504,578
		Other Assets in Excess of Liabilities — 2.8%	1,852,435
		TOTAL NET ASSETS — 100.0%	$65,357,013

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Rating by Fitch Ratings Service.
(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 6 and 7 for definitions of ratings.

Abbreviations used in this schedule:

ACA - American Capital Assurance

AMBAC - Ambac Assurance Corporation

CBI - Certificate of Bond Insurance

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

HFA - Housing Finance Authority

See Notes to Schedule of Investments.
4

Legg Mason Partners Oregon Municipals Fund

Schedule of Investments (unaudited)(continued)

January 31, 2007

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation

MFH - Multi-Family Housing

Radian - Radian Assets Assurance

SPA - Standby Bond Purchase Agreement

XLCA - XL Capital Assurance Inc.

See Notes to Schedule of Investments.
5

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

6

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.
AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings (unaudited)
SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

7

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Oregon Municipals Fund (the “Fund”), is a Massachusetts business trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,794,644
Gross unrealized depreciation	(75,450)
Net unrealized appreciation	$2,719,194

8

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Series.
By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: March 30, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer

Date: March 30, 2007